Pacific Financial Core Equity Fund

Institutional Class Shares: PFGQX Investor Class Shares: PFLQX

Pacific Financial Explorer Fund

Institutional Class Shares: PFGPX Investor Class Shares: PFLPX

Pacific Financial International Fund

Institutional Class Shares: PFGIX Investor Class Shares: PFLIX

Pacific Financial Strategic Conservative Fund

Institutional Class Shares: PFGSX Investor Class Shares: PFLSX

Pacific Financial Tactical Fund

Institutional Class Shares: PFGTX Investor Class Shares: PFTLX

Pacific Financial Faith & Values Based Moderate Fund

Institutional Class Shares: FVMIX Investor Class Shares : FVMLX

Pacific Financial Dynamic Allocation Fund

Institutional Class Shares: PFGDX Investor Class Shares : PFLDX

Pacific Financial Flexible Growth & Income Fund

Institutional Class Shares: PFGFX Investor Class Shares : PFLFX

a series of Northern Lights Fund Trust

Supplement dated December 14, 2015 to the Statement of Additional Information

dated August 28, 2015.

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Effective as of the date of this Supplement, the Funds have revised its sales charge waiver policy to include the following:

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

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This Supplement and the existing Statement of Additional Information dated August 28,2015 provides relevant information for all shareholders and should be retained for future reference. The Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling 1-888-451-TPFG.